Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2018-4

Collection Period	07/01/20-07/31/20
Determination Date	8/10/2020
Distribution Date	8/17/2020

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-12.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$762,232,809.22
2.	Collections allocable to Principal		$29,480,846.00
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,131,282.07
5.	Pool Balance on the close of the last day of the related Collection Period		$731,620,681.15
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		56,774
7.	Initial Pool Balance		$1,507,545,086.26
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$64,044,768.61	$37,529,866.09
	c. Class A-2b Floating Rate Note Balance	$9,896,542.64	$5,799,317.09
	d. Class A-3 Note Balance	$468,000,000.00	$468,000,000.00
	e. Class A-4 Note Balance	$104,970,000.00	$104,970,000.00
	f. Class B Note Balance	$42,210,000.00	$42,210,000.00
	g. Class C Note Balance	$35,430,000.00	$35,430,000.00
	h. Class D Note Balance	$29,390,000.00	$29,390,000.00
	i. Note Balance (sum a - h)	$753,941,311.25	$723,329,183.18
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.1413792	0.0828474
	c. Class A-2b Floating Rate Note Pool Factor	0.1413792	0.0828474
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.5026275	0.4822195
10.	Overcollateralization Target Amount		$8,291,497.97
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$8,291,497.97
12.	Weighted Average Coupon		8.43%
13.	Weighted Average Original Term	months	66.96
14.	Weighted Average Remaining Term	months	42.40
15.	1-Month LIBOR for the interest period ending 8/16/2020		0.17475%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 8/16/2020		0.37475%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$5,588,045.86
	b. Liquidation Proceeds allocable to Finance Charge		$5,505.66
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$5,593,551.52
18.	Principal:
	a. Collections allocable to Principal		$29,480,846.00
	b. Liquidation Proceeds allocable to Principal		$642,948.86
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$30,123,794.86
19.	Total Finance Charge and Principal Collections (17d + 18d)		$35,717,346.38
20.	Interest Income from Collection Account		$1,124.66
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$35,718,471.04

Available Funds
23.	Available Collections	$35,718,471.04
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$35,718,471.04
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$635,194.01
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$635,194.01
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$165,982.69
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$165,982.69
	i. Class A-2b Monthly Interest	$3,399.67
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$3,399.67
	m. Class A-3 Monthly Interest	$1,310,400.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	1,310,400.00
	q. Class A-4 Monthly Interest	$304,413.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$304,413.00
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$129,092.25
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$129,092.25
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$113,671.25
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$113,671.25
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$101,640.42
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

d. Total Class D Note Interest (sum a - c)	$101,640.42

36.	Quaternary Principal Distributable Amount	$22,320,630.10
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$25,084,423.39
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$8,291,497.97
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$5,593,551.52
	b. Total Daily Deposits of Principal Collections	$30,123,794.86
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$1,124.66
	e. Total Deposits to Collection Account (sum a - d)	$35,718,471.04
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$635,194.01
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$32,740,727.35
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,342,549.68
	f. Total Withdrawals from Collection Account (sum a - e)	$35,718,471.04
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$165,982.69
	c. Class A-2b Interest Distribution	$3,399.67
	d. Class A-3 Interest Distribution	$1,310,400.00
	e. Class A-4 Interest Distribution	$304,413.00
	f. Class B Interest Distribution	$129,092.25
	g. Class C Interest Distribution	$113,671.25
	h. Class D Interest Distribution	$101,640.42
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$26,514,902.52
	k. Class A-2b Principal Distribution	$4,097,225.55
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$32,740,727.35
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$26,680,885.21
	c. Class A-2b Distribution	$4,100,625.22
	d. Class A-3 Distribution	$1,310,400.00
	e. Class A-4 Distribution	$304,413.00
	f. Class B Distribution	$129,092.25
	g. Class C Distribution	$113,671.25
	h. Class D Distribution	$101,640.42
	i. Total Withdrawals from Note Payment Account (sum a - h)	$32,740,727.35

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$2,342,549.68
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$2,342,549.68
Required Reserve Account Amount
49.	Required Reserve Account Amount (0.25% of Initial Pool Balance)	$3,768,862.72
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,768,862.72
51.	Investment Earnings	$143.46
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,769,006.18
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$143.46
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,768,862.72
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$635,194.01
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$32,740,727.35
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$2,342,549.68
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$143.46
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$26,680,885.21
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$4,100,625.22
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$1,310,400.00
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$304,413.00
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$129,092.25
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$113,671.25
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$101,640.42
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$2,342,549.68

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	828	$12,899,872.87
	b. 61 to 90 days past due	380	$5,741,563.93
	c. 91 to 120 days past due	183	$2,459,107.78
	d. 121 or more days past due	2	$39,972.41
	e. Total Past Due (sum a - d)	1,393	$21,140,516.99
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		2.8895%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	102	$1,131,282.07
77.	Recoveries	204	$648,454.52
78.	Net Losses (Ln 76 - Ln 77)		$482,827.55
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.0633%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	2,228	$33,616,440.64
81.	Recoveries	1,725	$13,955,429.81
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$19,661,010.83
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		1.3042%
84.	Average Net Loss on Defaulted Receivables		$8,824.51

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$8,185,503.26
86.	Pool Balance on the close of the last day of the preceding Collection Period		$762,232,809.22
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		1.07%

Servicer Covenant
88.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,553,998,000.00
89.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on August 10, 2020.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer